Commitments and Contingencies (Details) - USD ($)			1 Months Ended	6 Months Ended	12 Months Ended
	Sep. 22, 2023	Apr. 19, 2023	Apr. 27, 2022	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 07, 2024
Commitments and Contingencies [Line Items]
Gross proceeds (in Dollars)						$ 115,000,000
Aggregate shares of Common Stock	3,358,759	7,414,905
Aggregate fair value (in Dollars)				$ 2,000,000	$ 2,000,000
Price per share (in Dollars per share)		$ 10.29					$ 10
Non Redeemable Shares [Member]
Commitments and Contingencies [Line Items]
Aggregate shares of Common Stock				299,340	299,340
Aggregate fair value (in Dollars)				$ 446,735	$ 446,735
Price per share (in Dollars per share)				$ 1.49	$ 1.49
Non Redeemable Shares [Member] | Sponsor [Member]
Commitments and Contingencies [Line Items]
Aggregate shares of Common Stock				299,340	299,340
Over-Allotment Option [Member]
Commitments and Contingencies [Line Items]
Additional units			1,500,000	1,500,000	1,500,000
Gross proceeds (in Dollars)				$ 4,025,000	$ 4,025,000
Aggregate fair value (in Dollars)				$ 2,300,000	$ 2,300,000
IPO [Member]
Commitments and Contingencies [Line Items]
Underwriting discount percentage				2.00%	2.00%
Gross proceeds (in Dollars)				$ 2,300,000	$ 2,300,000
Deferred fee				3.50%	3.50%